EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Advisers Senior Floating-Rate Fund (the “Registrant”) (1933 Act File No. 333-32266) certifies (a) that the forms of prospectus and statement of additional information dated April 1, 2007 do not differ materially from those contained in Post-Effective Amendment No. 8 (“Amendment No. 8”) to the Registration Statement on Form N-2, and (b) that Amendment No. 8 was filed electronically with the Commission (Accession No. 0000940394-07-000301) on March 29, 2007.

Eaton Vance Advisers Senior Floating-Rate Fund

By:	/s/ Maureen A. Gemma
Maureen A. Gemma, Esq
Assistant Secretary

Date: April 4, 2007